UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:  28-14175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   02/14/13
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:    $ 222,727
List of Other Included Managers:



	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
BALLY TECHNOLOGIES INC		COMM	05874B107	14,249 	318,700 	SH		Sole				318,700
CALIX NETWORKS INC		COMM	13100M509	11,227 	1,460,000 	SH		Sole				1,460,000
CERAGON NETWORKS LTD		COMM	M22013102	11,257 	2,552,557 	SH		Sole				2,552,557
COGNEX CORP			COMM	192422103	11,004 	299,100 	SH		Sole				299,100
FORMFACTOR INC			COMM	346375108	6,719 	1,473,500 	SH		Sole				1,473,500
GENTHERM INC			COMM	37253A103	9,197 	691,500 	SH		Sole				691,500
GLOBAL CASH ACCESS HOLDINGS	COMM	378967103	7,637 	974,100 	SH		Sole				974,100
II-VI INC			COMM	902104108	10,583 	580,500 	SH		Sole				580,500
IMAX CORP			COMM	45245E109	21,947 	976,300 	SH		Sole				976,300
INFOBLOX INC			COMM	45672H104	7,637 	425,000 	SH		Sole				425,000
INPHI CORP			COMM	45772F107	10,479 	1,093,800 	SH		Sole				1,093,800
IPASS INC			COMM	46261V108	8,746 	4,779,126 	SH		Sole				4,779,126
KVH INDUSTRIES INC		COMM	482738101	20,400 	1,459,225 	SH		Sole				1,459,225
NETSCOUT SYSTEMS INC		COMM	64115T104	15,101 	581,025 	SH		Sole				581,025
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	10,710 	1,342,100 	SH		Sole				1,342,100
QLIK TECHNOLOGIES INC		COMM	74733T105	7,719 	355,400 	SH		Sole				355,400
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	31,232 	2,196,324 	SH		Sole				2,196,324
VOLTERRA SEMICONDUCTOR CORP	COMM	928708106	6,883 	400,900 	SH		Sole				400,900

